COMMITMENTS AND CONTINGENCIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
COMMITMENTS AND CONTINGENCIES
Lease expense	$ 5,048,984	$ 1,988,081	$ 827,707
Future minimum lease payments
2012	3,011,460
2013	2,037,524
Total	$ 5,048,984